Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (5,791,201)	$ (7,704,023)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	7,045	5,555
Amortization of intangibles	450,551	1,350,551
Stock issued for services	84,500	173,300
Loss on fixed asset disposal	3,673	0
Loss on debt extinguishment - related party	855,296	0
Gain on settlement of liability	(389,495)	0
Stock based compensation	59,687	914,781
Warrants issued for services	12,724	0
Stock issued with short-term convertible notes	0	1,753,032
Gain on forgiveness of debt	0	(265,842)
Inducement expense	101,000	(0)
Changes in operating assets and liabilities
(Increase) decrease in accounts receivable	(592,362)	1,013,223
(Increase) decrease in prepaid expenses and other assets	(10,125)	43,787
Increase (decrease) in accounts payable and accrued expenses	(294,284)	(201,613)
Net cash used in operating activities	(5,502,991)	(2,917,249)
Investing Activities
Purchase of property and equipment	(8,004)	0
Net cash used in investing activities	(8,004)	0
Financing Activities
Proceeds from the issuance of notes payable	0	2,868,500
Common stock issued for cash, net	1,137,500	898,990
Repayment on notes payable	(156,504)	(716,918)
Net cash provided by financing activities	980,996	3,050,572
Net change in cash	(4,529,999)	133,323
Cash - beginning of period	5,385,245	602,182
Cash - end of period	855,246	735,505
Supplemental disclosure of cash flow Information
Cash paid for interest	145,052	303,643
Cash paid for taxes	2,420	2,005
Supplemental disclosure of non-cash investing and financing activities:
Conversion of debt to common stock and warrants	$ 2,812,500	$ 856,155